UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2002
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, Inc.
Address: 	120 S. LaSalle Street
         	Suite 1330
         	Chicago, IL  60603

13F File Number:  28-02628

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Asst Vice President
Phone:    	312-759-3360
Signature, Place, and Date of Signing:

    Gilbert Licudine    Chicago, Illinois    August 14, 2002

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	55

Form 13F Information Table Value Total:   	$105,020



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     1974    16050 SH       SOLE                    16050
ACE LTD                        COM              G0070K103     3322   105135 SH       SOLE                   105135
ALLSTATE CORP                  COM              020002101     2616    70750 SH       SOLE                    70750
ALLTEL CORP                    COM              020039103     3816    81190 SH       SOLE                    81190
AMERISOURCEBERGEN CORP         COM              03073E105     3696    48625 SH       SOLE                    48625
AT&T WIRELESS CORP             COM              00209A106     1704   291295 SH       SOLE                   291295
AVENTIS                        COM              053561106     2871    40765 SH       SOLE                    40765
BANK ONE CORP                  COM              06423A103     3223    83770 SH       SOLE                    83770
BELLSOUTH CORP                 COM              079860102      212     6730 SH       SOLE                     6730
BERKSHIRE HATHAWAY INC - CL B  COM              084670207     3201     1433 SH       SOLE                     1433
BRISTOL-MYERS SQUIBB           COM              110122108     1255    48814 SH       SOLE                    48814
BURLINGTON RESOURCES           COM              122014103     3386    89099 SH       SOLE                    89099
CANADIAN NATL RAILWAY CO       COM              136375102      285     5500 SH       SOLE                     5500
CENTURYTEL, INC.               COM              156700106     2648    89760 SH       SOLE                    89760
CHEVRONTEXACO CORP             COM              166764100     3526    39847 SH       SOLE                    39847
CITIGROUP INC                  COM              172967101      281     7264 SH       SOLE                     7264
COCA COLA CO                   COM              191216100      230     4100 SH       SOLE                     4100
CORNING INC                    COM              219350105       45    12690 SH       SOLE                    12690
DELL COMPUTERS                 COM              247025109     3353   128285 SH       SOLE                   128285
EARTH SEARCH SCIENCES INC.     COM              270313109        1    10000 SH       SOLE                    10000
EXXON MOBIL CORP               COM              30231G102      260     6344 SH       SOLE                     6344
FLEETBOSTON FINANCIAL CORP     COM              339030108     3327   102835 SH       SOLE                   102835
FORTUNE BRANDS                 COM              349631101     3079    54985 SH       SOLE                    54985
GENERAL ELECTRIC               COM              369604103      764    26290 SH       SOLE                    26290
HEALTH MGMT ASSOCIATES INC     COM              421933102      226    11205 SH       SOLE                    11205
HEALTHSOUTH CORP               COM              421924101     2411   188525 SH       SOLE                   188525
HONEYWELL INC                  COM              438516106     1870    53085 SH       SOLE                    53085
INTEL CORP                     COM              458140100     1684    92185 SH       SOLE                    92185
INTL BUS MACHINES              COM              459200101      209     2905 SH       SOLE                     2905
ISHARES S&P SMALL CAP 600 INDE COM              464287804      522     4555 SH       SOLE                     4555
IVAX CORP                      COM              465823102     3153   291920 SH       SOLE                   291920
JOHNSON & JOHNSON              COM              478160104      244     4670 SH       SOLE                     4670
JP MORGAN CHASE & CO           COM              46625H100     1962    57847 SH       SOLE                    57847
KERR MCGEE CORP                COM              492386107     3612    67450 SH       SOLE                    67450
KIMBERLY CLARK                 COM              494368103     3118    50290 SH       SOLE                    50290
KROGER                         COM              501044101     3729   187390 SH       SOLE                   187390
LILLY ELI CO                   COM              532457108      206     3650 SH       SOLE                     3650
LUCENT TECHNOLOGIES            COM              549463107       19    11607 SH       SOLE                    11607
MB FINANCIAL INC               COM              55264U108      301     9005 SH       SOLE                     9005
MOTOROLA                       COM              620076109     3326   227975 SH       SOLE                   227975
NATIONAL SEMICONDUCTOR CORP    COM              637640103     3303   113235 SH       SOLE                   113235
NEWS CORP LTD ADR NEW          COM              652487703     3083   134440 SH       SOLE                   134440
NU HORIZONS ELECTRONICS        COM              669908105      126    15225 SH       SOLE                    15225
PFIZER INC                     COM              717081103      212     6045 SH       SOLE                     6045
PHILLIPS PETROLEUM             COM              718507106      333     5654 SH       SOLE                     5654
SARA LEE CORP                  COM              803111103     3136   151945 SH       SOLE                   151945
SUNGUARD DATA SYSTEMS          COM              867363103      279    10520 SH       SOLE                    10520
TARGET CORP                    COM              87612E106     2248    59003 SH       SOLE                    59003
TENET HEATHCARE CORP           COM              88033G100      386     5400 SH       SOLE                     5400
TEXAS INSTRUMENTS              COM              882508104     2704   114100 SH       SOLE                   114100
UNISYS CORP                    COM              909214108     3031   336795 SH       SOLE                   336795
UNUMPROVIDENT CORPORATION      COM              91529Y106     3259   128055 SH       SOLE                   128055
WAL-MART STORES                COM              931142103     2022    36759 SH       SOLE                    36759
WALT DISNEY CO                 COM              254687106     2330   123301 SH       SOLE                   123301
WASHINGTON MUTUAL INC          COM              939322103     2900    78138 SH       SOLE                    78138